SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Total	$ 159	$ 247
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Total	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Total	159	247
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Total	0	0
Impaired Loans [Member] | Residential Real Estate One To Four Family [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Total		186
Impaired Loans [Member] | Fair Value, Inputs, Level 1 [Member] | Residential Real Estate One To Four Family [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Total		0
Impaired Loans [Member] | Fair Value, Inputs, Level 2 [Member] | Residential Real Estate One To Four Family [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Total		0
Impaired Loans [Member] | Fair Value, Inputs, Level 3 [Member] | Residential Real Estate One To Four Family [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Total		186
Other Real Estate Owned [Member] | Residential Real Estate One To Four Family [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Total	525	1,140
Other Real Estate Owned [Member] | Residential Real Estate Land [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Total	15	15
Other Real Estate Owned [Member] | Fair Value, Inputs, Level 1 [Member] | Residential Real Estate One To Four Family [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Total	0	0
Other Real Estate Owned [Member] | Fair Value, Inputs, Level 1 [Member] | Residential Real Estate Land [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Total	0	0
Other Real Estate Owned [Member] | Fair Value, Inputs, Level 2 [Member] | Residential Real Estate One To Four Family [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Total	0	0
Other Real Estate Owned [Member] | Fair Value, Inputs, Level 2 [Member] | Residential Real Estate Land [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Total	0	0
Other Real Estate Owned [Member] | Fair Value, Inputs, Level 3 [Member] | Residential Real Estate One To Four Family [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Total	525	1,140
Other Real Estate Owned [Member] | Fair Value, Inputs, Level 3 [Member] | Residential Real Estate Land [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Total	$ 15	$ 15